Condensed Statement of Stockholders' (Deficit) Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2008 COMMON STOCK	Dec. 31, 2010 PREFERRED STOCK
Stock issuance costs	$ 141,646	$ 1,299,770